Capital - Schedule of Classes of Share Capital (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [Line Items]
Beginning balance	$ 274,671	$ 287,002	$ 72,272
Non-cash stock based compensation expense	42,968
Other movements	(38)	77
Balance at end of year	285,904	274,671	287,002
Balance at beginning of year	568,185	509,938	263,100
Balance at end of year	$ 614,037	$ 568,185	$ 509,938
Balance at beginning of year	35,335,060	35,178,614	29,446,721
Balance at end of year	35,960,062	35,335,060	35,178,614
Nominal value	$ 0.05	$ 0.05	$ 0.05
Nominal value	$ 0.05	$ 0.05	$ 0.05
IPO Nasdaq [member]
Disclosure of classes of share capital [Line Items]
Capital increase by issuance of common shares			$ 209,899
Capital increase by issuance of common shares			5,500,000
BSA, BSPCE and free shares [member]
Disclosure of classes of share capital [Line Items]
Capital increase by issuance of common shares	$ 2,921	$ 723	$ 4,325
Capital increase by issuance of common shares	625,002	156,446	231,893
Reserve of share-based payments [member]
Disclosure of classes of share capital [Line Items]
Non-cash stock based compensation expense		$ 57,524	$ 32,614
Premiums related to share capital [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	$ 568,185	509,938	263,100
Other movements	(37)
Balance at end of year	614,037	568,185	509,938
Share capital ordinary shares [member]
Disclosure of classes of share capital [Line Items]
Beginning balance	2,332	2,323	2,014
Balance at end of year	2,367	2,332	2,323
Share capital ordinary shares [member] | IPO Nasdaq [member]
Disclosure of classes of share capital [Line Items]
Capital increase by issuance of common shares (IPO Nasdaq)			297
Share capital ordinary shares [member] | BSA, BSPCE and free shares [member]
Disclosure of classes of share capital [Line Items]
Capital increase by issuance of common shares (IPO Nasdaq)	$ 35	$ 9	$ 13